Share-Based Payments - 2018 Sharesave Plan and Bonus Equity Payments (Details)		12 Months Ended
	Sep. 07, 2017 shares £ / shares	Jun. 30, 2021 shares £ / shares	Jun. 30, 2020 shares £ / shares	Jun. 30, 2019 shares £ / shares
2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employment requisite period		5 years
Maximum period shares may be granted after approval		10 years
Exercisable period		6 months
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Number of share options granted (in shares)	10,000	0	0	0
Weighted average exercise price of share options outstanding (in gbp per share) | £ / shares	£ 4.58	£ 0	£ 0	£ 0
Number of share options exercised (in shares)		0	0	10,000
Bottom of range | 2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period		3 years
Top of range | 2018 Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee contribution period		5 years